Note 6 - Other Assets - Other Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets, net		$ 661,000
Total other assets	$ 4,949,592	5,709,586	$ 7,646,207
Other Assets [Member]
Deferred rent receivable	2,127,276	2,680,886	2,883,581
Prepaid expenses, deposits and other	492,775	601,897	407,106
Accounts receivable, net	1,353,841	1,336,122	2,845,314
Right-of-use assets, net	115,434	561,375
Other intangibles, net	172,483	212,932	293,832
Notes receivable	316,374	316,374	$ 316,374
Deferred offering costs	371,409
Total other assets	$ 4,949,592	$ 5,709,586